Exhibit 99.14

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
CIM2021INV100004		2950	Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 13 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 69.35% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.20 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
CIM2021INV100004	4	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 47.99%. Due to the improper calculation of debts for REO A on the 2018 Schedule E, the actual DTI is 53.30%.	12/09/19-Please provide breakdown on how you calculated the DTI at 53.30%? Thank you.	01/09/2020-Conditions pdf page 77 of 111 contains first payment letter for REO documenting new PITI. AUS on simultaneous refi of primary and first payment letter page 44 of 111 documenting new PITI. DTI within tolerance. Condition cleared.12/27/2019-Lender provided Co Borrower tax return which also reflects REO on Schedule E.
Borrower and Co Borrower split revenue and costs. Audit updated gross rental income and calculated as $X,XXX.XX which matches to provided lender gross rental income worksheet. There is a variance in the PITI used for the final Net Rental
Income. Lender worksheet is using $X,XXX.XX for Net Rental Income of -$X,XXX.XX. Audit is using PITI from mortgage statement file page 643 for $XXXX.XX for a Net Rental income of -$X,XXX.XX. Audit DTI is 50.76% versus lender AUS DTI 49.77. Audit DTI exceeds 50% max. Condition retained.12/09/2019-File 1003 file page 313 has a gross rental income $X,XXX.XX and a net rental income of -$X,XXX.XX which also reflects at the NRI used on the AUS #36 file page 267. File documentation supporting lender used gross rental income not found in file. Audit calculated the Gross rental income on REO A on 2018 Schedule E file page 573 as follows: (Rents received $X,XXX.XX– Total expenses $X,XXX.XX + Insurance $X,XXX.XX + Mortgage interest
$X,XXX.XX + Tax $X,XXX.XX + Depreciation $X,XXX.XX = Rental income $X,XXX.XX /12 = Gross rental income $X,XXX.XX. Gross rental income of $X,XXX.XX minus property PITI of $2,764.28 file page 543 = Net rental income of -$X,XXX.XX. Audit DTI
								is 61.63. Condition retained.	Years in Field Borrower has 13 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 69.35% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.20 months reserves	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
CIM2021INV100002	5d82204c-2711-ea11-94d7-f4e9d4a75ba2	2950	Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 9.92 months reserves, loan qualified with 78 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
CIM2021INV100002	4fc3905f-de12-ea11-94d7-f4e9d4a75ba2	855	Credit		Failure to obtain Verification of Mortgage	Evidence of P & I for property #2 on the final application not provided. Additional conditions may apply.	12/05/2019-Property is a timeshare and the taxes and insurance is shared among all the vacation owners, which all included in the $X,XXX.XX.	12/09/2019- Note and first payment letter verifying PITI provided. Condition cleared. 12/05/2019- Lender provided information on time share unit. Audit is requesting information on REO #2. Condition retained.	FICO is higher than guideline minimum UW Guides require 9.92 months reserves, loan qualified with 78 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
CIM2021INV100002	9e1c6e88-2811-ea11-94d7-f4e9d4a75ba2	1688	Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for property #2 on the final application not provided. Additional conditions may apply.	12/05/2019-Property is a timeshare and the taxes and insurance is shared among all the vacation owners, which all included in the $X,XXX.XX.	12/05/2019- Lender provided T&I information. Condition cleared.	FICO is higher than guideline minimum UW Guides require 9.92 months reserves, loan qualified with 78 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
CIM2021INV100001			Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		12/19/2019: This finding is deemed non-material and rated a B.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 47.73% Years in Field Borrower has 18 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717	Acknowledged	2	2	B	B	B	B	B	B	B	B	B	B	Y
CIM2021INV100005			Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing credit report.		01/02/2020-Credit report provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,867.47 in disposable income Years in Field Borrower has 14 years in Field	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
CIM2021INV100005			Credit		Failure to obtain Credit Report	All pages of the credit report provided are not legible. Provide a legible credit report. Additional conditions may apply.		01/02/2020-Credit report provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,867.47 in disposable income Years in Field Borrower has 14 years in Field	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
CIM2021INV100007			Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from both the lender and broker.		12/15/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 735 Reserves are higher than guideline minimum AUS require 33.35 months’ reserves, loan qualified with 43.10 months’ reserves	Acknowledged	2	2	B	B	B	B	B	B	B	B	B	B	Y
CIM2021INV100007			Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to DTI exceeding guidelines.		01/07/2019- Mortgage statement file page 598 reflects a double payment due. Statement is tied to REO#2 and matches to payment on page 594. Condition cleared.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 735 Reserves are higher than guideline minimum AUS require 33.35 months’ reserves, loan qualified with 43.10 months’ reserves	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
CIM2021INV100007			Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 18.35%. Due to the improper calculation of income, the actual DTI is 34.49%. The loan file contained an additional mortgage statement for a property not listed on the final loan application with a PITI of $2,984.86. Additional conditions may apply.	01/07/2020-from UW: "Let them know this mortgage statement ties to property XX XXXXX XXXXXXXX XXXX, XXXXXXX, XX XXXXX. And the mortgage payment is $X,XXX.XX, not $X,XXX.XX. $X,XXX.XX is a total of 2 payments plus late fee. And XXX XXXX XXX XXXX XXX is the borrower’s previous address, per credit report."12/18/2019-can you please advise on what other property is being referred to? W only see properties that were on the final 1003	01/07/2019- Mortgage statement file page 598 reflects a double payment due. Statement is tied to REO#2 and matches to payment on page 594. Condition cleared.12/18/2019-Mortgage statement file page 598 for property located XXX XXXX XXX XXXX XXX. This property reflects as a former primary on page 1 of 1003. Condition retained.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 735 Reserves are higher than guideline minimum AUS require 33.35 months’ reserves, loan qualified with 43.10 months’ reserves	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
CIM2021INV100007			Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		01/13/2020-Third party fraud report with addressed red flags provided. Condition cleared. 12/18/2019- Third party fraud report provided reflects red flag warnings on page 2 of 27. Provide documentation lender addressed and resolved red flag warnings. Condition retained.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 735 Reserves are higher than guideline minimum AUS require 33.35 months’ reserves, loan qualified with 43.10 months’ reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
CIM2021INV100007			Credit		Data Discrepancy - Loan Purpose	A HMDA Data Discrepancy has been identified for Loan Purpose. Audit Loan Purpose: Refi Cash Out- Other vs. Data Tape: Cash out Refinance.	Agreed, please make changes	01/29/2020-Lender accepts audit value for loan purpose. Condition cleared.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 735 Reserves are higher than guideline minimum AUS require 33.35 months’ reserves, loan qualified with 43.10 months’ reserves	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
CIM2021INV100006			Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		01/09/2020: This finding is deemed non-material with a final grade of a “B”.	Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 62 months reserves. DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 32.56% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 797	Acknowledged	2	2	B	B	B	B	B	B	B	B	B	B	Y
CIM2021INV100003			Credit		Missing AUS results	Missing AUS results. DU provided dated XX/XX/XXXX is missing page 1. Additional conditions may apply.		02/14/2020-AUS all pages provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 7.5 months reserves, loan qualified with 33.10 months reserves Years on Job Borrower has 8 years on job	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
CIM2021INV100003			Credit		DTI Exceeds Guidelines	The DU reflects a maximum allowable DTI of 34.48%. Due to the improper calculation of rental income, the actual DTI is 63.86%.	2/13/2020 JL -Please clarify how you determined that the rental income has been miscalculated. Schedule E is being used to calculate rental income. A Mortgage Statement was provided for XXXX-XXXX XX XXXX XXXXXX confirming the monthly payment is escrowed. Proof of current taxes and insurance has been provided for XXX X XXXX XXXXXX. The 1007/1025 is being used to calculate rental income on the subject property. Attached is the supporting documentation as well as calculations.	02/14/2020- Audit adjusted Net rental income and subject rental income. DTI within tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 7.5 months reserves, loan qualified with 33.10 months reserves Years on Job Borrower has 8 years on job	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
CIM2021INV100003			Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		02/07/2020 – Lender has guideline variance exception for 30 days on VVOE. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 7.5 months reserves, loan qualified with 33.10 months reserves Years on Job Borrower has 8 years on job	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
CIM2021INV100003			Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for Total Loan Costs. Audit Total Loan Costs$X,XXX.XX versus Data Tape Total Loan Costs $X,XXX.XX.		02/20/2020-Lender provided CD dated XX/XX/XXXX reflects total loan costs of $X,XXX.XX and supports lender data tape. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 7.5 months reserves, loan qualified with 33.10 months reserves Years on Job Borrower has 8 years on job	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y